Cost of goods sold and services provided (Details 1) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Real estate	$ 6,179	$ 6,972
Others	331	269
Total inventories at the end of the year	$ 6,510	$ 7,241